RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

On January 26, 2018, MDJM issued 10,380,000 ordinary shares to its beneficial owners, including some of its executive officers and directors indirectly, in connection with entering into the VIE contractual arrangements, in a private transaction under Cayman Island laws, with 10,200,000 ordinary shares issued to MDJH LTD, an entity 100% controlled by Siping Xu, MDJM’s CEO, chairman of the board, and director, 10,000 ordinary shares issued to CANDM LTD, an entity 100% controlled by Yang Li, MDJM’s director, and 10,000 ordinary shares issued to MNCC LTD, an entity 100% controlled by Mengnan Wang, MDJM’s CFO.

MDJM conducts real estate services business through Mingda Tianjin, a VIE that it controls through a series of contractual arrangements between its PRC subsidiary, Mingda Beijing, and Mingda Tianjin. The shareholders of Mingda Tianjin include but are not limited to MDJM’s principal shareholder, Mr. Siping Xu. Such contractual arrangements provide MDJM (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from its involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of its power over Mingda Tianjin to affect the amount of its returns.